13. Investments in associates (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Beginning balance, previously presented		R$ 294
Adjustment related to IFRS 9		(19)
Investments, beginning	R$ (39)	275
Share of profit (loss) of associates - continuing operations	33	(89)	R$ 21
Share of profit (loss) of associates - discontinued operations	40	20
Dividends and interest on own capital - continuing operations	(25)	(204)
Dividends and interest on own capital - discontinued operations	(12)	(81)
Other movements	(34)	(21)
Assets held for sale and discontinued operations	(27)	61
Investments, ending	(64)	(39)	275
FIC
Disclosure of associates [line items]
Beginning balance, previously presented		315
Adjustment related to IFRS 9		(5)
Investments, beginning	155	310
Share of profit (loss) of associates - continuing operations	79	49
Share of profit (loss) of associates - discontinued operations	32	19
Dividends and interest on own capital - continuing operations	(25)	(204)
Dividends and interest on own capital - discontinued operations	(12)	(81)
Other movements	(7)	0
Assets held for sale and discontinued operations	(19)	62
Investments, ending	203	155	310
BINV
Disclosure of associates [line items]
Beginning balance, previously presented		0
Adjustment related to IFRS 9		0
Investments, beginning	0	0
Share of profit (loss) of associates - continuing operations	0	0
Share of profit (loss) of associates - discontinued operations	8	1
Dividends and interest on own capital - continuing operations	0	0
Dividends and interest on own capital - discontinued operations	0	0
Other movements	0	0
Assets held for sale and discontinued operations	(8)	(1)
Investments, ending	0	0	0
Other
Disclosure of associates [line items]
Beginning balance, previously presented		(21)
Adjustment related to IFRS 9		(14)
Investments, beginning	(194)	(35)
Share of profit (loss) of associates - continuing operations	(46)	(138)
Share of profit (loss) of associates - discontinued operations	0	0
Dividends and interest on own capital - continuing operations	0	0
Dividends and interest on own capital - discontinued operations	0	0
Other movements	(27)	(21)
Assets held for sale and discontinued operations	0	0
Investments, ending	R$ (267)	R$ (194)	R$ (35)